Summary of Significant Accounting Policies - Schedule of Consolidated Net (Loss) Income (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Consolidated Net (Loss) Income [Abstract]
Revenues	¥ 205,975,174	$ 29,454,058	¥ 146,371,285
Cost of revenues	(134,286,878)	(19,202,768)	(103,811,688)
Other operating expenses	(67,059,612)	(9,589,397)	(38,755,259)
Other income expenses, net	(2,045,691)	(292,529)	(3,357,696)
Income tax expenses	(2,028,478)	(290,068)	(1,091,247)
Net (loss) income	¥ 554,515	$ 79,296	¥ (644,605)